Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Balanced Fund, Inc.
Entity Central Index Key	0000110055
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000005582 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Balanced Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$61	1.17%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%	[1]
Net Assets	$ 1,730,242,551
Holdings Count | Holding	1,268
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,730,242,551
Number of Portfolio Holdings	1,268
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	56.7%
Corporate Bonds	22.8%
U.S. Government Sponsored Agency Securities	10.4%
U.S. Treasury Obligations	9.4%
Investment Companies	0.3%
Foreign Government Obligations	0.2%
Preferred Securities	0.2%
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.6%
Apple Inc.	2.6%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.5%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
Alphabet, Inc., Class A	1.0%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
Broadcom, Inc.	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.6%
Apple Inc.	2.6%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.5%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
Alphabet, Inc., Class A	1.0%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
Broadcom, Inc.	0.9%
(a)	Excludes short-term securities.

C000199764 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Balanced Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$25	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%	[2]
Net Assets	$ 1,730,242,551
Holdings Count | Holding	1,268
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,730,242,551
Number of Portfolio Holdings	1,268
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	56.7%
Corporate Bonds	22.8%
U.S. Government Sponsored Agency Securities	10.4%
U.S. Treasury Obligations	9.4%
Investment Companies	0.3%
Foreign Government Obligations	0.2%
Preferred Securities	0.2%
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.6%
Apple Inc.	2.6%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.5%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
Alphabet, Inc., Class A	1.0%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
Broadcom, Inc.	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.6%
Apple Inc.	2.6%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.5%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
Alphabet, Inc., Class A	1.0%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
Broadcom, Inc.	0.9%
(a)	Excludes short-term securities.

C000005580 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Balanced Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$81	1.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.55%	[3]
Net Assets	$ 1,730,242,551
Holdings Count | Holding	1,268
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,730,242,551
Number of Portfolio Holdings	1,268
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	56.7%
Corporate Bonds	22.8%
U.S. Government Sponsored Agency Securities	10.4%
U.S. Treasury Obligations	9.4%
Investment Companies	0.3%
Foreign Government Obligations	0.2%
Preferred Securities	0.2%
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.6%
Apple Inc.	2.6%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.5%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
Alphabet, Inc., Class A	1.0%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
Broadcom, Inc.	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.6%
Apple Inc.	2.6%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.5%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
Alphabet, Inc., Class A	1.0%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
Broadcom, Inc.	0.9%
(a)	Excludes short-term securities.

C000005578 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Balanced Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$42	0.79%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[4]
Net Assets	$ 1,730,242,551
Holdings Count | Holding	1,268
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,730,242,551
Number of Portfolio Holdings	1,268
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	56.7%
Corporate Bonds	22.8%
U.S. Government Sponsored Agency Securities	10.4%
U.S. Treasury Obligations	9.4%
Investment Companies	0.3%
Foreign Government Obligations	0.2%
Preferred Securities	0.2%
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.6%
Apple Inc.	2.6%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.5%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
Alphabet, Inc., Class A	1.0%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
Broadcom, Inc.	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.6%
Apple Inc.	2.6%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.5%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
Alphabet, Inc., Class A	1.0%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
Broadcom, Inc.	0.9%
(a)	Excludes short-term securities.

C000005581 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Balanced Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MACPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$29	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[5]
Net Assets	$ 1,730,242,551
Holdings Count | Holding	1,268
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,730,242,551
Number of Portfolio Holdings	1,268
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	56.7%
Corporate Bonds	22.8%
U.S. Government Sponsored Agency Securities	10.4%
U.S. Treasury Obligations	9.4%
Investment Companies	0.3%
Foreign Government Obligations	0.2%
Preferred Securities	0.2%
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.6%
Apple Inc.	2.6%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.5%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
Alphabet, Inc., Class A	1.0%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
Broadcom, Inc.	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.6%
Apple Inc.	2.6%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.5%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
Alphabet, Inc., Class A	1.0%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
Broadcom, Inc.	0.9%
(a)	Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.